Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 511	$ 103
Total short-term financial investments	7,373	12,624
Total cash and cash equivalents	7,884	12,727
Country B R [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	547	2,021
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	6,826	10,603
Automatic Investing Accounts And Interest Checking Accounts [Member] | Country B R [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	437	1,742
Automatic Investing Accounts And Interest Checking Accounts [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	2,140	2,852
Other Investment Funds [Member] | Country B R [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	110	279
Time Deposits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	4,652	7,737
Other Financial Investments [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 34	$ 14